United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:		181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct & complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manger:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	August 12, 1999

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.


Form 13F Summary Page

Report Summary:				June 30, 1999

Number of Other included Managers:	3

Form 13F Information Table Entry Total:	69

Form 13F Information Table Value Total:	$3,121,062

List of other included managers:
None

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  Form 13F Information Table
                                                   Value Shares/ Sh PutInvstmt Other    Voting Authority
Name of Issuer                Title of ClCusip     X$1000Prn Amt PrnCalDscretn Managers SoleShared  None
American General Corporation  Common     026351106    901   11950         X              X
American Home Products        Common     026609107    918   16000         X              X
American International        Common     02687410    8004   68268         X              X
AMR Corp.                     Common     00176511    1201   17600         X              X
Asarco, Inc.                  Common     04341310     912   48500         X              X
AT&T                          Common     00195710     768   13778         X              X
Bell Atlantic                 Common     07785310     352    5396         X              X
Bell South                    Common     07986010     278    6030         X              X
BP Amoco PLC                  Common     05562210     287    2646         X              X
Bristol Meyers Squibb         Common     11012108     579    8228         X              X
Burlington Northern Santa Fe CCommon     12189T10     236    7640         X              X
Carlisle Companies, Inc.      Common     142539100    625   13000         X              X
Champion Int'l                Common     158525105    612   12800         X              X
CilCorp, Inc.                 Common     171794100    223    3575         X              X
Cinergy                       Common     17247410     672   21010         X              X
Daimler Chrysler              Common     d1668r12     790    8878         X              X
Delphi Automotive Systems CorpCommon     24712610     880   47572         X              X
Delta Air Lines, Inc.         Common     24736110    3196   55475         X              X
Diamond Offshore Drilling, IncCommon     25271c10     751   26500         X              X
E.I. DuPont deNemours & CompanCommon     26353410     275    4040         X              X
Exxon                         Common     302290101   2545   33008         X              X
Fleet Financial Group, Inc.   Common     33901810     372    8400         X              X
Franchise Finance Corp. Of AmeCommon     35180710     589   26500         X              X
Frontier Corp.                Common     3509018105  1688   28800         X              X
General Electric              Common     369604103   1808   16000         X              X
General Motors                Common     370442955   4497   68146         X              X
GTE Corp.                     Common     36232010    2387   31625         X              X
Homestake Mining Del          Common     43761410    2009  245400         X              X
Household International       Common     441815107   3230   68190         X              X
Int'l Bus Machines            Common     4506814106   909    7036         X              X
ITT Industries                Common     4506814106   555   14575         X              X
Johnson and Johnson           Common     47816010     274    2800         X              X
Kansas City Power & Light     Common     48513410     487   19100         X              X
Kaufman & Broad Home Corp.    Common     486168107    865   34775         X              X
Keystone Financial            Common     49348210    6077  205584         X              X
LTV Corp.                     Common     50192110    2637  398050         X              X
Mellon Bank Corp              Common     585509102   2160   59390         X              X
Merck & Company               Common     589331107   1662   22580         X              X
Mobil Corp                    Common     607059102    974    9866         X              X
Navistar International        Common     63934e108   6615  132300         X              X
Nisource Inc.                 Common     65473P10    1282   49700         X              X
Norfolk Southern              Common     655844108    355   11799         X              X
OMI Corporation               Common     Y647W10       28   13998         X              X
PepsiCo                       Common     71344810     289    7482         X              X
Philip Morris Inc.            Common     718154107   2903   72259         X              X
Phillips Petroleum            Common     71850710     905   18000         X              X
Potash Corp. Saskatchewan     Common     73755407     894   17280         X              X
PP & L Resources, Inc         Common     69349910     329   10720         X              X
Public Service Enterprise Grp Common     74456710     375    9200         X              X
Quantum Corp                  Common     747906105   2229   92400         X              X
Raytheon Co. Class B          Common     75511140     225    3200         X              X
Rowan Cos Inc.                Common     77938210    3002  164500         X              X
SBC Communications            Common     78387G10     350    6036         X              X
Simpson Industries            Common     829060102    738   72000         X              X
Southdown, Inc.               Common     841297104   2497   38875         X              X
Southwestern Energy Company   Common     04121310    1101  104300         X              X
Sprint Corp.                  Common     852061102    490    9246         X              X
Texaco                        Common     88169410    2228   35725         X              X
The Timken Company            Common     88738904    3409  174870         X              X
Time Warner, Inc.             Common     88722410     265    3660         X              X
TransCanada Pipelines LTD     Common     893526103    466   33300         X              X
Trinity Industries            Common     89652210    3312   98880         X              X
Tyco Int'l  LTD New           Common     902128107   3164   33400         X              X
Union Pacific                 Common     90783410     233    4000         X              X
Unisys Corp.                  Common     12278110     369    9500         X              X
USX-U.S. Steel Group          Common     903371107   1725   63925         X              X
Utilicorp United              Common     918005109    382   15750         X              X
Washington Mutual Inc.        Common     93933450    3150   88596         X              X
Western Resources             Common     959425105    730   27450         X              X




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